UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 12/31/07

Item 1.  Reports to Stockholders.

Annual Report
December 31, 2007

JNF Equity Portfolio

JNF Balanced Portfolio

Each a series of the Northern Lights Variable Trust

Dear Shareholders:

We are pleased to present you with the JNF Equity Portfolio Annual Report.

From the launch of the fund on May 1 through the end of 2007, the JNF Equity Portfolio total return was -9.64%, underperforming the Russell Midcap Index1 with a -2.80%2 total return during that period.*  Individual sector performance within the Russell Midcap varied widely with energy up (+21.67%) and financials down (-13.89%) since May.

Throughout this turbulent period, the Portfolio Manager, Chicago Equity Partners (“CEP”), has maintained a stance consistent with its historical approach.  Based upon a belief that certain fundamental characteristics drive stock performance, CEP seeks out companies with a combination of favorable growth and valuation characteristics that will outperform their peers in the long run.  CEP looks for stocks with a combination of the following qualities:

▪

They are trading at a reasonable price versus peer companies;

▪

Expected earnings are increasing faster versus peer companies;

▪

They have strong balance sheets and have a higher quality aspect to them; and

▪

They are responsible with their capital.

During the second and third quarters of 2007, the top performing stocks in the market did not posses a combination of the characteristics previously listed.  The market’s focus was narrow, only rewarding stocks with growing earnings and rising prices while penalizing stocks with attractive valuations.  As a result, CEP’s investment process underperformed over this period.

We believe the market’s current focus, as described above, is not sustainable and the market will again return to rewarding stocks of high quality, reasonable prices and positive earnings outlooks.  These attributes will become even more important as we enter a decelerating growth environment.  Thus, we fully expect our process to return to favor and relative performance to significantly improve as this takes place.

Thank you for being a shareholder of the JNF Equity Portfolio.

Sincerely,

JNF Advisors, Inc.

* Past performance is no guarantee of future results.  Investment return and principal value will vary.  Investors’ shares when redeemed may be worth more or less than original cost.  Returns do not reflect the deduction of taxes a shareholder would pay on redemption of portfolio shares. There is no front end or back end load for the Jefferson National Equity Portfolio. The total annual operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated May, 1 2007 is 1.11% The Portfolio’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing.

1 The Russell Midcap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

2 Returns not annualized as less than a full year.

JNF Equity Portfolio
PORTFOLIO REVIEW (Unaudited)
December 31, 2007

The Fund's performance figures* for the period ended December 31, 2007, as compared to its benchmark:

	Six Months	Inception**
JNF Equity Portfolio	-9.41%	-9.64%
Russell Midcap Total Return	-3.92%	-2.80%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

** Inception date is May 1, 2007.

Top Ten Holdings by Industry		% of Net Assets
Electric		6.73%
Retail		6.27%
Insurance		5.78%
REITs		5.58%
Chemicals		4.84%
Machinery		4.46%
Oil & Gas		4.24%
Telecommunications		3.95%
Semiconductors		3.68%
Commerical Services		3.49%
Other, Cash & Cash Equivalents		50.98%
		100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Portfolio's holdings.

Dear Shareholders:

We are pleased to present you with the JNF Balanced Portfolio Annual Report.

From the launch of the fund on May 1 through the end of 2007, the JNF Balanced Portfolio total return was -1.451%; this compares with the split 60/40 benchmark2 performance of 1.97% or split 70/30 benchmark performance of  1.48% for the same period.*

Throughout this turbulent period, the Portfolio Manager, Chicago Equity Partners (“CEP”), has maintained a stance consistent with its historical approach.

The Equity Team at CEP, based upon a belief that certain fundamental characteristics drive stock performance, seeks out companies with a combination of favorable growth and valuation characteristics that will out-perform their peers in the long run.  CEP looks for stocks with a combination of the following qualities:

▪

They are trading at a reasonable price versus peer companies;

▪

Expected earnings are increasing faster versus peer companies;

▪

They have strong balance sheets and have a higher quality aspect to them; and

▪

They are responsible with their capital.

During the second half of 2007, the top performing stocks in the market did not posses a combination of the characteristics previously listed.  The market’s focus was narrow, only rewarding stocks with growing earnings and rising prices while penalizing stocks with attractive valuations.  As a result, CEP’s investment process underperformed over this period.

Chicago Equity Partners has experienced periods of underperformance like this before and these underperforming periods are typically followed by strong relative performance.  History shows that the market’s current narrow focus is not sustainable, and the market will again return to rewarding stocks with high quality balance sheets, reasonable prices and positive earnings outlooks.  These attributes will become even more important as we enter a decelerating growth environment.  Thus, we fully expect our process to return to favor and relative performance to significantly improve as this takes place.

Regarding the fixed income markets, the fourth quarter saw a continuation of the third quarter with a significant re-pricing of risk tied largely to macro-economic credit conditions fueled by tightening credit standards, increasing borrowing costs and a reduction in the appetite for leverage.  A constricting credit market in the latter half of 2007 has seen the return of longer term risk and reward tradeoffs.  The resulting performance in the bond market served as a reminder that Emerging Markets and High Yield securities are correlated with the U.S. stock market and not the U.S. bond market.

Since the mortgage market convulsions began in June, Treasury yields declined and the curve steepened.  Over the third and fourth quarters, major investment banks and government agencies (Freddie Mac and Fannie Mae) saw over $80 billion in collective write-downs in their sub-prime mortgage investments.  These write-downs exacerbated the movement to quality and propelled treasuries during the fourth quarter.

The Fixed Income Team at CEP believes excess returns are available in the high-quality, non-Treasury sectors of the bond market.  They also believe it is difficult to add value through market timing, so the interest rate sensitivity of your portfolio is controlled.  There was a significant premium placed on risk during the year, and spreads among in the “BBB” sector ballooned to nearly double their beginning of 2007 levels and hit their highest levels since the turmoil in 2002 associated with accounting issues.

The fourth quarter also experienced one of the sharpest moves in the yield curve in recent history; short term yields fell nearly 100 basis points in response.  Because CEP had taken a more conservative position regarding both the corporate and mortgage markets and, additionally, positioned the portfolios in anticipation of this environment, the portfolio was significantly rewarded in the second half of 2007.

Looking forward, we believe the total portfolio is positioned to outperform.  Similar to our past experiences, we are extremely confident that the equity portion of the portfolio, with its emphasis on a broad range of factors, will again be generating superior performance results that our firm has demonstrated throughout its longstanding history.  We continue to manage the fixed income portion with caution, but are prepared to take advantage of the changing conditions that are currently in play.

Sincerely,

JNF Advisors, Inc.

*Past performance is no guarantee of future results.  Investment return and principal value will vary.  Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on redemption of fund shares.  There is no front end or back end load for the Jefferson National Balanced Portfolio. The total annual operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated May, 1 2007 is 1.11%.  The Portfolio’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing.

1 Returns not annualized as less than a full year.

2 Russell 1000 and Lehman Brothers Aggregate.  The Russell 1000 is an unmanaged index that measures the performance of the 1000 largest companies in the Russell 3000.

JNF Balanced Portfolio
PORTFOLIO REVIEW (Unaudited)
December 31, 2007

The Fund's performance figures* for the period ended December 31, 2007, as compared to its benchmark:

	Six Months	Inception**
JNF Balanced Portfolio	-1.46%	-1.45%
Lehman Aggregate Bond Index	5.93%	4.87%
Russell 1000 Total Return Index	-1.31%	0.03%
Blended Benchmark Index	0.82%	1.48%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

** Inception date is May 1, 2007.
*** The Blended Benchmark Index represents a blend of 70% Russell 1000 Total Return Index and 30% Lehman Aggregate Bond Index.
Top Ten Holdings by Industry		% of Net Assets
US Government Agencies - Mortgage Backed		17.45%
Oil & Gas		6.13%
US Government		5.46%
Diversified Financial Services		5.36%
Insurance		4.80%
Telecommunications		4.26%
Retail		3.66%
Electric		3.23%
Computers		3.20%
US Government Agencies		3.17%
Other, Cash & Cash Equivalents		43.28%
		100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Portfolio's holdings.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2007

	Shares		Value
		COMMON STOCKS - 99.63%
		AEROSPACE/DEFENSE - 1.35%
	3,200	Goodrich Corp.	$ 225,952
	22,200	Rockwell Collins	1,597,734
			1,823,686
		AGRICULTURE - 1.49%
	12,500	Bunge Ltd.	1,455,125
	10,300	UST, Inc.	564,440
			2,019,565
		AIRLINES - 1.15%
	44,900	Continental Airlines, Inc. *	999,025
	37,500	Delta Airlines, Inc. *	558,375
			1,557,400
		APPAREL - 0.14%
	2,700	V.F. Corp.	185,382

		AUTO PARTS & EQUIPMENT - 0.88%
	42,300	Goodyear Tire & Rubber Co. *	1,193,706

		BANKS - 2.68%
	12,000	Bank of Hawaii Corp.	613,680
	7,900	Comerica, Inc.	343,887
	13,100	Cullen Frost Bankers, Inc.	663,646
	21,600	Northern Trust Corp.	1,654,128
	1	Wachovia Corp.	38
	10,800	Webster Financial Corp.	345,276
			3,620,655
		BEVERAGES - 0.37%
	12,700	Pepsi Bottling Group, Inc.	501,142

		BIOTECHNOLOGY - 0.99%
	14,300	Invitrogen Corp. *	1,335,763

		BUILDING MATERIALS - 0.21%
	7,100	Armstrong World Industries *	284,781

	See accompanying notes to these financial statements.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2007

	Shares		Value
		CHEMICALS - 4.84%
	53,700	Celanese Corp.	$ 2,272,584
	8,800	Eastman Chemical Co.	537,592
	15,300	Lubrizol Corp.	828,648
	13,000	Mosaic Co. *	1,226,420
	29,100	Sherwin-Williams Co.	1,688,964
			6,554,208
		COMMERCIAL SERVICES - 3.49%
	23,700	Apollo Group, Inc. *	1,662,555
	17,800	Hewitt Associates, Inc., Cl. A *	681,562
	15,300	ITT Educational Services, Inc. *	1,304,631
	18,900	Manpower, Inc.	1,075,410
			4,724,158
		COMPUTERS - 2.19%
	15,700	Computer Sciences Corp. *	776,679
	4,800	Lexmark International, Inc. *	167,328
	20,600	Synopsys, Inc. *	534,158
	49,100	Western Digital Corp. *	1,483,311
			2,961,476
		DISTRIBUTION - 1.54%
	43,700	Ingram Micro, Inc. *	788,348
	34,500	Tech Data Corp. *	1,301,340
			2,089,688
		DIVERSIFIED FINANCIAL SERVICES - 2.75%
	6,700	Bear Stearns Cos, Inc.	591,275
	16,000	CIT Group, Inc.	384,480
	21,500	Eaton Vance Corp.	976,315
	28,200	Federated Investors, Inc.	1,160,712
	18,400	Janus Capital Group, Inc.	604,440
			3,717,222
	See accompanying notes to these financial statements.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2007

	Shares		Value
		ELECTRIC - 6.73%
	14,000	Alliant Energy Corp.	$ 569,660
	24,500	CMS Energy Corp.	425,810
	27,200	Constellation Energy Group, Inc.	2,788,816
	21,500	Edison International	1,147,455
	13,800	MDU Resources Group, Inc.	381,018
	34,000	Mirant Corp. *	1,325,320
	33,300	Northeast Utilities	1,042,623
	54,300	Reliant Energy, Inc. *	1,424,832
			9,105,534
		ELECTRICAL COMPONENTS & EQUIPMENT - 0.35%
	4,200	Energizer Holdings, Inc. *	470,946

		ELECTRONICS - 1.35%
	22,500	Avnet, Inc. *	786,825
	7,100	Dolby Laboratories, Inc. *	353,012
	2,200	Mettler Toledo International, Inc. *	250,360
	5,600	Waters Corp. *	442,792
			1,832,989
		ENGINEERING & CONSTRUCTION - 3.05%
	8,600	Flour Corp.	1,253,192
	6,100	Jacobs Engineering Group, Inc. *	583,221
	31,300	McDermott International, Inc. *	1,847,639
	8,300	URS Corp. *	450,939
			4,134,991
		ENTERTAINMENT - 1.03%
	76,800	Regal Entertainment Group	1,387,776

		FOOD - 2.48%
	55,100	Kroger Co.	1,471,721
	84,700	Sara Lee Corp.	1,360,282
	34,600	Tyson Foods, Inc., Cl. A	530,418
			3,362,421
		GAS - 2.24%
	20,800	Atmos Energy Corp.	583,232
	20,000	Energen Corp.	1,284,600
	18,900	Sempra Energy	1,169,532
			3,037,364
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2007

	Shares		Value
		HEALTHCARE - PRODUCTS - 2.28%
	11,800	Dentsply International, Inc.	$ 531,236
	4,800	Intuitive Surgical, Inc. *	1,557,600
	13,200	Kinetic Concepts, Inc. *	706,992
	4,300	Techne Corp. *	284,015
			3,079,843
		HEALTHCARE - SERVICES - 2.49%
	17,700	Coventry Health Care, Inc. *	1,048,725
	5,700	Health Net, Inc. *	275,310
	27,100	Humana, Inc. *	2,040,901
			3,364,936
		HOME BUILDERS - 0.58%
	1,100	NVR, Inc. *	576,400
	5,400	Thor Industries	205,254
			781,654
		INSURANCE - 5.78%
	22,850	American Financial Group, Inc.	659,908
	21,600	Arch Capital Group Ltd. *	1,519,560
	44,500	Axis Capital Holdings	1,734,165
	18,400	Cigna Corp.	988,632
	10,100	Everest Re Group Ltd.	1,014,040
	20,000	PartnerRe Ltd.	1,650,600
	5,000	XL Capital Ltd., Cl. A	251,550
			7,818,455
		INTERNET - 2.13%
	44,743	Expedia, Inc. *	1,414,774
	14,100	HLTH Corp. *	188,940
	34,000	McAfee, Inc. *	1,275,000
			2,878,714
		IRON/STEEL - 1.27%
	26,000	AK Steel Holding Corp. *	1,202,240
	4,300	United States Steel Corp.	519,913
			1,722,153
		LODGING - 0.62%
	25,400	Choice Hotels International, Inc.	843,280

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2007

	Shares		Value
		MACHINERY - 4.46%
	33,700	AGCO Corp. *	$ 2,290,926
	18,000	Cummins, Inc.	2,292,660
	9,900	Manitowoc Co., Inc.	483,417
	14,100	Rockwell Automation, Inc.	972,336
			6,039,339
		MEDIA - 1.74%
	12,400	Discovery Holding Co., Cl. A *	311,736
	3,300	Liberty Media Corp. - Capital *	384,417
	94,400	New York Times Co., Cl. A	1,654,832
			2,350,985
		MINING - 0.54%
	7,000	Southern Copper Corp.	735,910

		MISCELLANEOUS MANUFACTURING - 1.49%
	33,900	Eastman Kodak Co.	741,393
	7,400	SPX Corp.	761,090
	8,200	Teleflex, Inc.	516,682
			2,019,165
		OFFICE FURNSHINGS - 0.15%
	12,800	Steelcase, Inc., Cl. A	203,136

		OIL & GAS - 4.24%
	18,000	ENSCO International, Inc.	1,073,160
	10,300	Frontier Oil Corp.	417,974
	4,900	Hess Corp.	494,214
	16,200	Murphy Oil Corp.	1,374,408
	21,000	Noble Energy, Inc.	1,669,920
	5,100	Sunoco, Inc.	369,444
	7,100	Tesoro Corp.	338,670
			5,737,790

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2007

	Shares		Value
		OIL & GAS SERVICES- 2.47%
	10,000	Cameron International Corp. *	$ 481,300
	8,700	Dresser-Rand Group, Inc. *	339,735
	13,200	FMC Technologies, Inc. *	748,440
	18,400	Global Industries Ltd. *	394,128

	18,800	National Oilwell Varco, Inc. *	1,381,048
			3,344,651
		PACKAGING & CONTAINERS - 1.27%
	19,800	Owens-Illinois, Inc. *	980,100
	26,200	Packaging Corp. of America	738,840
			1,718,940
		PHARMACEUTICALS - 2.84%
	31,900	AmerisourceBergen Corp.	1,431,353
	6,700	Express Scripts, Inc., CL. A *	489,100
	5,500	Forest Laboratories, Inc. *	200,475
	42,800	Herbalife Ltd.	1,723,984
			3,844,912
		REITS - 5.58%
	29,700	AMB Property Corp.	1,709,532
	56,300	Annaly Capital Management	1,023,534
	40,000	Douglas Emmett, Inc.	904,400
	34,500	Hospitality Properties Trust	1,111,590
	225,100	HRPT Properties Trust	1,740,023
	22,600	Rayonier, Inc.	1,067,624
			7,556,703
		RETAIL - 6.27%
	13,500	Autozone, Inc. *	1,618,785
	11,300	Barnes & Noble, Inc.	389,285
	7,500	BJ's Wholesale Club, Inc. *	253,725
	38,700	Burger King Holdings, Inc.	1,103,337
	50,700	Family Dollar Stores, Inc.	974,961
	26,900	Jones Apparel Group, Inc.	430,131
	24,300	RadioShack Corp.	409,698
	1	Sears Holdings Corp. *	102
	51,300	TJX Cos, Inc.	1,473,849
	47,900	Yum! Brands, Inc.	1,833,133
			8,487,006

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2007

	Shares		Value
		SEMICONDUCTORS - 3.68%
	47,500	Intersil Corp., CL. A	$ 1,162,800
	17,800	MEMC Electronic Materials, Inc. *	1,575,122
	65,950	Nvidia Corp. *	2,243,619

			4,981,541
		SOFTWARE - 2.09%
	45,300	BMC Software, Inc. *	1,614,492
	3,700	Mastercard, Inc., Cl. A	796,240
	61,600	Novell, Inc. *	423,192
			2,833,924
		TELECOMMUNICATIONS - 3.95%
	36,300	ADC Telecommunications, Inc. *	564,465
	36,100	CenturyTel, Inc.	1,496,706
	10,300	Ciena Corp. *	351,333
	28,900	Juniper Networks, Inc. *	959,480
	25,500	Telephone & Data Systems, Inc.	1,598,595
	4,500	US Cellular Corp. *	379,170
			5,349,749
		TOYS/GAMES/HOBBIES - 1.17%
	51,400	Hasbro, Inc.	1,314,812
	10,300	Marvel Entertainment, Inc. *	275,113
			1,589,925
		TRANSPORTATION - 1.24%
	11,700	CSX Corp.	514,566
	10,400	Frontline Ltd.	499,200
	19,400	Kansas City Southern *	666,002
			1,679,768

	3,448,045	TOTAL COMMON STOCKS (Cost $136,908,944)	134,863,332

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2007

	Shares		Value
		SHORT-TERM INVESTMENTS - 0.45%
	609,203	Janus Institutional Money Market 4.84%, 1/2/2008 (cost $ 609,203) (a)	$ 609,203

		TOTAL INVESTMENTS - 100.07% (Cost $137,518,147) (b)	$ 135,472,535
		LIABILITIES LESS OTHER ASSETS - (.07%)	(99,834)
		NET ASSETS - 100.00%	$ 135,372,701

(a)	Variable rate security; the money market rate shown represents the rate at December 31, 2007
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $137,628,422 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 8,911,885
		Unrealized depreciation	(11,067,772)
		Net unrealized depreciation	$ (2,155,887)

*	Non-Income producing security.

	See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2007

	Shares				Value
		COMMON STOCKS - 68.98%
		ADVERTISING - 0.95%
	7,100	Omnicom Group, Inc.			$ 337,463

		AEROSPACE/DEFENSE - 1.73%
	1,300	Boeing Co.			113,698
	2,700	Lockheed Martin Corp.			284,202
	1,100	Northrop Grumman Corp.			86,504
	2,200	Raytheon Co.			133,540
					617,944
		AGRICULTURE - 1.23%
	3,810	Altria Group, Inc.			287,960
	1,300	Bunge Ltd.			151,333
					439,293
		AIRLINES - 0.43%
	6,900	Continental Airlines, Inc., Cl. B *			153,525

		APPAREL - 0.47%
	2,600	Nike, Inc., Cl. B			167,024

		AUTO PARKS & EQUIPMENT - 0.17%
	2,200	Goodyear Tire & Rubber Co. *			62,084

		BANKS - 2.21%
	5,400	Bank of America Corp.			222,804
	1,900	BB&T Corp.			58,273
	2,400	Northern Trust Corp.			183,792
	1,200	State Street Corp.			97,440
	600	SunTrust Banks, Inc.			37,494
	700	UnionBanCal Corp.			34,237
	3,000	U.S. Bancorp			95,220
	2,000	Wells Fargo & Co.			60,380
					789,640
		BEVERAGES - 1.28%
	1,400	Coca-Cola Co.			85,918
	800	Molson Coors Brewing Co.			41,296
	4,360	PepsiCo, Inc.			330,924
					458,138

See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2007

	Shares				Value
		BIOTECHNOLOGY - 0.91%
	600	Biogen Idec, Inc. *			$ 34,152
	3,100	Invitrogen Corp. *			289,571
					323,723
		CHEMICALS - 1.81%
	7,500	Celanese Corp.			317,400
	700	Eastman Chemical Co.			42,763
	1,300	Lubrizol Corp.			70,408
	3,700	Sherwin-Williams Co.			214,748
					645,319
		COMMERCIAL SERVICES - 2.59%
	11,800	Accenture Ltd.			425,154
	1,500	ITT Educational Services, Inc. *			127,905
	1,000	Manpower, Inc.			56,900
	4,800	McKesson Corp.			314,448
					924,407
		COMPUTERS - 2.99%
	2,900	Apple, Inc. *			574,432
	1,500	Dell, Inc. *			36,765
	9,088	Hewlett-Packard Co.			458,762
					1,069,959
		COSMETICS - 1.36%
	4,500	Avon Products, Inc.			177,885
	2,200	Colgate-Palmolive Co.			171,512
	1,000	Estee Lauder Cos, Inc., Cl. A			43,610
	1,265	Procter & Gamble Co.			92,876
					485,883
		DISTRIBUTION - 0.82%
	1,800	WW Grainger, Inc.			157,536
		Tech Data Corp. *			135,792
					293,328
		DIVERSIFIED FINANCIAL SERVICES - 5.14%
	2,100	American Express Co.			109,242
	800	Bear Stearns Cos, Inc.			70,600
	8,532	Citigroup, Inc.			251,182
	5,800	Charles Schwab Corp.			148,190
	2,000	Discover Financial Services			30,160

	See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2007

	Shares				Value
		DIVERSIFIED FINANCIAL SERVICES (continued)
	1,300	Freddie Mac			$ 44,291
	1,300	Goldman Sachs Group, Inc.			279,565
	2,600	Janus Capital Group, Inc.			85,410
	13,540	JPMorgan Chase & Co.			591,021
	4,300	Morgan Stanley			228,373
					1,838,034
		ELECTRIC - 2.64%
	2,200	CMS Energy Corp.			38,236
	3,800	Constellation Energy Group, Inc.			389,614
	5,400	Edison International			288,198
	4,200	Northeast Utilities			131,502
	3,700	Reliant Energy, Inc. *			97,088
					944,638
		ELECTRICAL COMPONENTS & EQUIPMENT - 0.78%
	4,900	Emerson Electric Co.			277,634

		ELECTRONICS - 0.35%
	3,600	Avnet, Inc. *			125,892

		ENGINEERING & CONSTRUCTION - 1.02%
	200	Fluor Corp.			29,144
	5,700	McDermott International, Inc. *			336,471
					365,615
		ENTERTAINMENT - 0.20%
	4,000	Regal Entertainment Group			72,280

		FOOD - 1.50%
	4,490	Kraft Foods, Inc.			146,509
	12,700	Kroger Co.			339,217
	1,600	Sysco Corp.			49,936
					535,662
		FOREST & PAPER PRODUCTS - 0.58%
	6,400	International Paper Co.			207,232

	See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2007

	Shares				Value
		GAS - 0.31%
	1,700	Atmos Energy Corp.			$ 47,668
	1,000	Energen Corp.			64,230
					111,898
		HEALTHCARE - PRODUCTS - 2.72%
	7,900	Baxter International, Inc.			458,595
	700	Intuitive Surgical, Inc. *			227,150
	4,280	Johnson & Johnson			285,476
					971,221
		HEALTHCARE - SERVICES - 0.94%
	3,600	Aetna, Inc.			207,828
	1,700	Humana, Inc. *			128,027
					335,855
		HOUSEHOLD PRODUCTS/WARES - 0.12%
	600	Kimberly-Clark Corp.			41,604

		INSURANCE - 3.76%
	4,600	Allstate Corp.			240,258
	1,900	Chubb Corp.			103,702
	3,300	Cigna Corp.			177,309
	400	Everest Re Group Ltd.			40,160
	1,700	Loews Corp.			85,578
	700	PartnerRe Ltd.			57,771
	2,200	Safeco Corp.			122,496
	8,300	Travelers Cos., Inc.			446,540
	1,400	XL Capital Ltd, Cl. A			70,434
					1,344,248
		INTERNET - 0.94%
	2,300	Amazon.com, Inc. *			213,072
	3,300	McAfee, Inc. *			123,750
					336,822

		IRON/STEEL - 0.63%
	2,000	AK Steel Holding Corp. *			92,480
	1,100	United States Steel Corp.			133,001
					225,481

	See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2007

	Shares				Value
		MACHINERY - 1.92%
	4,400	AGCO Corp. *			$ 299,112
	2,700	Cummins, Inc.			343,899
	600	Rockwell Automation, Inc.			41,376
					684,387
		MEDIA - 1.13%
	3,400	CBS Corp.			92,650
	950	McGraw-Hill Cos., Inc.			41,620
	2,500	News Corp., Cl. A			51,225
	6,800	Walt Disney Co.			219,504
					404,999
		MINING - 0.36%
	535	Freeport-McMoRan Copper & Gold, Inc., Cl. B			54,805
	700	Southern Copper Corp.			73,591
					128,396
		MISCELLANEOUS MANUFACTURING - 1.58%
	3,800	Eastman Kodak Co.			83,106
	3,500	General Electric Co.			129,745
	3,500	Honeywell International, Inc.			215,495
	1,000	SPX Corp.			102,850
	400	3M Co.			33,728
					564,924
		OIL & GAS - 6.13%
	4,200	Chevron Corp.			391,986
	2,100	ConocoPhillips			185,430
	700	Devon Energy Corp.			62,237
	800	ENSCO International, Inc.			47,696
	8,040	Exxon Mobil Corp.			753,268
	3,700	Marathon Oil Corp.			225,182
	2,000	Murphy Oil Corp.			169,680
	2,100	Noble Energy, Inc.			166,992
	2,700	Valero Energy Corp.			189,081
					2,191,552
		OIL & GAS SERVICES - 0.85%
	900	FMC Technologies, Inc. *			51,030
	3,500	Global Industries Ltd. *			74,970
	2,400	National Oilwell Varco, Inc. *			176,304
					302,304

	See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2007

	Shares				Value
		PHARMACEUTICALS - 2.10%
	2,700	AmerisourceBergen Corp.			$ 121,149
	700	Eli Lilly & Co.			37,373
	1,001	Medco Health Solutions, Inc. *			101,501
	1,200	Merck & Co., Inc.			69,732
	18,540	Pfizer, Inc.			421,414
					751,169
		REITS - 1.29%
	9,800	Annaly Mortgage Management			178,164
	2,800	Hospitality Properties Trust			90,216
	6,200	HRPT Properties Trust			47,926
	1,000	Kimco Realty Corp.			36,400
	1,300	Prologis			82,394
	800	Weingarten Realty Investors			25,152
					460,252
		RETAIL - 3.66%
	1,000	Best Buy Co., Inc.			52,650
	3,600	Costco Wholesale Corp.			251,136
	3,400	Family Dollar Stores, Inc.			65,382
	5,500	McDonald's Corp.			324,005
	5,600	RadioShack Corp.			94,416
	9,000	TJX Cos., Inc.			258,570
	3,300	Wal-Mart Store, Inc.			156,849
	2,700	Yum! Brands, Inc.			103,329
					1,306,337
		SEMICONDUCTORS - 1.64%
	7,800	Intel Corp.			207,948
	3,400	Intersil Corp., Cl. A			83,232

	1,200	MEMC Electronic Materials, Inc. *			106,188
	1,500	Nvidia Corp. *			51,030
	4,100	Texas Instruments, Inc.			136,940
					585,338
		SOFTWARE - 3.05%
	4,700	BMC Software, Inc. *			167,508
	1,200	Mastercard, Inc., Cl. A			258,240
	18,640	Microsoft Corp.			663,584
					1,089,332
	See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2007

	Shares				Value
		TELECOMMUNICATIONS - 3.96%
	2,500	ADC Telecommunications, Inc. *			$ 38,875
	9,922	AT&T, Inc.			412,358
	1,000	Ciena Corp. *			34,110
	12,570	Cisco Systems, Inc. *			340,270
	2,800	Juniper Networks, Inc. *			92,960
	1,900	Telephone & Data Systems, Inc.			119,111
	8,600	Verizon Communications, Inc.			375,734
					1,413,418
		TOYS/GAMES/HOBBIES - 0.20%
	2,800	Hasbro, Inc.			71,624

		TRANSPORTATION - 0.53%
	1,500	Union Pacific Corp.			188,430

		TOTAL COMMON STOCKS (Cost $24,594,786)			$ 24,644,308

	Par Value		Coupon Rate (%)	Maturity	Value
		BONDS & NOTES - 30.71%
		AEROSPACE/DEFENSE - 0.25%

	80,000	Lockheed Martin Corp.	7.650	5/1/16	91,014

		BANKS - 0.42%
	100,000	US Bank NA/Cincinnati OH	4.950	10/30/14	98,355
	50,000	Wachovia Corp.	5.300	10/15/11	51,109
					149,464

		COMMERCIAL MORTGAGE BACKED SECURITIES - 1.35%
	212,930	Bear Stearns Commercial Mortgage Securities	4.000	3/13/40	209,503
	270,430	Ge Capital Commercial Mortgage Corp.	4.970	8/11/36	272,607
					482,110
		COMPUTERS - 0.21%
	75,000	International Business Machines Corp.	4.750	11/29/12	75,128

		DIVERSIFIED FINANCIAL SERVICES - 0.22%
	75,000	General Electric Capital Corp.	5.875	2/15/12	78,906

	See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2007
	Par Value		Coupon Rate (%)	Maturity	Value
		ELECTRIC - 0.59%
		Consolidated Edison Co. of New York, Inc.	5.375	12/15/15	$ 111,016
	100,000	Florida Power & Light Co.	4.850	2/1/13	99,226
					210,242
		INSURANCE - 1.04%
	125,000	Allstate Corp.	7.200	12/1/09	130,863
	50,000	American International Group, Inc.	6.250	5/1/36	50,943
	135,000	Berkshire Hathaway Finance Corp.	4.850	1/15/15	134,787
	55,000	Travelers Cos., Inc.	5.375	6/15/12	54,527
					371,120
		PHARMACEUTICALS - 0.25%
	90,000	Merck & Co., Inc.	4.750	3/1/15	89,535

		US GOVERNMENT - 5.46%
	187,000	United States Treasury Bond	6.250	8/1/2023	223,776
	1,650,000	United States Treasury Note	4.625	11/15/2016	1,728,118
					1,951,894
		US GOVERNMENT AGENCIES - 3.17%
	195,000	Federal Home Loan Bank System	4.500	9/16/2013	199,690
	645,000	Federal Home Loan Mortgage Corp.	4.375	7/17/2015	650,934
	275,000	Federal Home Loan Mortgage Corp.	4.500	1/15/2014	282,205
					1,132,829
		US GOVERNMENT AGENCIES - MORTGAGE BACKED - 17.45%
	385,849	Federal National Mortgage Association	4.000	5/1/14-2/1/22	378,667
	730,607	Federal National Mortgage Association	4.500	12/1/20-9/1/35	712,342
	1,429,183	Federal National Mortgage Association	5.000	6/1/22-2/1/36	1,407,603
	1,667,112	Federal National Mortgage Association	5.500	2/1/12-2/1/37	1,671,061
	959,398	Federal National Mortgage Association	6.000	3/1/37	974,605
	484,897	Federal National Mortgage Association	6.500	3/1/37	498,571
	2,793	Federal National Mortgage Association	7.000	6/1/29	2,906
	77,300	Federal National Mortgage Association REMICS	5.000	12/15/23	77,517
	219,892	Federal National Mortgage Association Reference REMIC	4.375	4/15/15	218,827
	172,699	Federal National Mortgage Association Reference REMIC	5.875	5/15/16	175,060
	118,671	Federal Home Loan Mortgage Corp.	5.500	9/1/36	118,319
					6,235,478

	See accompanying notes to these financial statements.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2007
	Par Value		Coupon Rate (%)	Maturity	Value
		TELECOMMUNICATIONS - 0.30%
	100,000	Bellsouth Capital Funding Corp.	7.750	2/15/10	105,997

		TOTAL NOTES & BONDS (Cost $10,759,116)			$ 10,973,717

	Shares
		SHORT-TERM INVESTMENTS - 0.24%
	85,110	Janus Institutional Money Market 4.84%, 1/2/2008 (Cost $ 85,110) (a)			$ 85,110

		TOTAL INVESTMENTS - 99.93% (Cost $35,439,012) (b)			$ 35,703,135
		OTHER ASSETS & LIABILITIES - .07%			24,091
		NET ASSETS - 100.0%			$ 35,727,226

(a)	Variable rate security; the money market rate shown represents the rate at December 31, 2007
(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $35,450,079 and differs from market value by
	net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation			$ 1,965,463
		Unrealized depreciation			(1,712,407)
		Net unrealized appreciation			$ 253,056

*	Non-Income producing security.

	See accompanying notes to these financial statements.

JNF Portfolios
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2007

	JNF	JNF
	Equity Portfolio	Balanced Portfolio
ASSETS
Investments, at cost	$ 137,518,147	$ 35,439,012
Investments in securities, at value	$ 135,472,535	$ 35,703,135
Cash	84,322	-
Receivable for securities sold	173,172	-
Dividends and interest receivable	152,939	112,034
Prepaid expenses and other assets	2,984	1,306
TOTAL ASSETS	135,885,952	35,816,475

LIABILITIES
Payable for securities purchased	171,933	-
Payable for fund shares redeemed	162,298	24,592
Investment advisory fee payable	64,569	7,272
Distribution (12b-1) fees payable	29,244	7,665
Administration fees payable	20,080	5,150
Compliance officer fee payable	1,228	578
Accrued expenses and other liabilities	63,899	43,992
TOTAL LIABILITIES	513,251	89,249

NET ASSETS	$ 135,372,701	$ 35,727,226

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	150,704,097	36,739,197
Accumulated net investment income	154,152	629
Accumulated net realized loss on investments	(13,439,936)	(1,276,723)
Net unrealized appreciation (depreciation) on investments	(2,045,612)	264,123
NET ASSETS	$ 135,372,701	$ 35,727,226

Shares of Beneficial Interest Outstanding	6,307,423	2,320,525
Net Asset Value/Offering & Redemption Price per share	$ 21.46	$ 15.40

See accompanying notes to these financial statements.

JNF Portfolios
STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2007(a)

	JNF	JNF
	Equity Portfolio	Balanced Portfolio
INVESTMENT INCOME:
Dividend	$ 1,249,809	$ 335,520
Interest	38,333	390,728
TOTAL INVESTMENT INCOME	1,288,142	726,248

EXPENSES:
Investment advisory fees	670,282	166,911
Distribution (12b-1) fees	257,801	64,197
Administration service fees	162,752	47,598
Professional fees	47,514	12,002
Custodian fees	33,286	34,244
Compliance officers fees	12,836	3,399
Printing and postage expense	8,050	2,013
Insurance expenses	7,984	1,495
Trustees' fees and expenses	2,811	1,284
Other expenses	2,013	2,013
TOTAL EXPENSES	1,205,329	335,156
Less: Fees waived by the Advisor	(71,339)	(52,712)
NET EXPENSES	1,133,990	282,444

NET INVESTMENT INCOME	154,152	443,804

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized loss from security transactions	(13,439,936)	(1,282,419)
Net change in unrealized appreciation (depreciation)
on investments	(2,045,612)	264,123

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
INVESTMENTS	(15,485,548)	(1,018,296)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$ (15,331,396)	$ (574,492)

(a) The JNF Portfolios commenced operations on May 1, 2007

See accompanying notes to these financial statements.

JNF Portfolios
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2007(a)

	JNF	JNF
	Equity Portfolio	Balanced Portfolio
FORM OPERATIONS
Net investment income	$ 154,152	$ 443,804
Net realized loss on investments	(13,439,936)	(1,282,419)
Net change in unrealized appreciation (depreciation)
on investments	(2,045,612)	264,123
Net Decrease in Net Assets Resulting From Operations	(15,331,396)	(574,492)

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income:	-	(437,479)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold (b)	173,623,005	42,359,428
Reinvestment of dividends and distributions	-	437,479
Cost of shares redeemed	(22,918,908)	(6,057,710)
Net Increase in Net Assets From Share Transactions
of Beneficial Interest	150,704,097	36,739,197

TOTAL INCREASE IN NET ASSETS	135,372,701	35,727,226

NET ASSETS
Beginning of period	-	-
End of period*	$ 135,372,701	$ 35,727,226
* Includes undistributed net investment income of	$ 154,152	$ 629

SHARES ACTIVITY
Shares Sold	7,310,797	2,679,250
Shares Reinvested	-	28,020
Shares Redeemed	(1,003,375)	(386,745)
Net increase in shares of beneficial interest outstanding	6,307,423	2,320,525

(a) The JNF Portfolios commenced operations on May 1, 2007
(b)	Includes capital issued in initial in-kind contributions of $173,331,199 and $41,854,872 for the JNF Equity and
JNF Balanced Portfolios, respectively.

See accompanying notes to these financial statements.

JNF Portfolios
FINANCIAL HIGHLIGHTS
For the Period Ended December 31, 2007(1)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period

	JNF	JNF
	Equity Portfolio	Balanced Portfolio

Net asset value, beginning of period	$ 23.75	$ 15.81
Activity from investment operations:
Net investment income (2)	0.02	0.18
Net realized and unrealized gain (loss) on investments	(2.31)	(0.41)
Total from investment operations	(2.29)	(0.23)

Less distributions from:
Net investment income	0.00	(0.18)

Net asset value, end of period	$ 21.46	$ 15.40

Total return (3,4)	-9.64%	-1.45%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 135,373	$ 35,727

Ratios of expenses to average net assets (5)	1.10%	1.10%

Ratios of expenses to average net assets before waiver (5)	1.17%	1.31%

Ratios of net investment income to average net assets (5)	0.15%	1.73%

Ratios of net investment income to average net assets	0.08%	1.52%
before waiver (5)

Portfolio turnover rate (4)	97%	126%

(1) The JNF Portfolios commenced operations on May 1, 2007
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3) Assumes reinvestment of all dividends and distributions, if any.
(4)	Not annualized. Portfolio turnover does not include securities received in-kind for shareholder contributions.
(5) Annualized

See accompanying notes to these financial statements.

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS

December 31, 2007

1.

ORGANIZATION

The JNF Equity Portfolio (the “Equity Portfolio”) and the JNF Balanced Portfolio (the “Balanced Portfolio” and collectively, the (“Portfolios”) are diversified series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, organized on November 4, 2005 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of the Adviser’s affiliate, Jefferson National Life Insurance Company.  The Portfolios seeks to provide a high total return consistent with preservation of capital and a prudent level of risk.  The Trust offers shares to affiliated and unaffiliated life insurance company separate accounts (registered as united investment trusts under the Act) to fund the benefits under variable annuity and variable life insurance contracts.  However, Jefferson National Life variable annuity owns 100% of the shares offered by each Portfolio.  On May 2, 2007, the Equity Portfolio and Balanced Portfolio received in-kind capital contributions of securities, cash and receivables valued at $173,331,199 and $41,854,872 in exchange for 7,298,003 and 2,646,581 shares of the Equity Portfolio and Balanced Portfolio, respectively.  For federal income tax purposes the transaction was non-taxable to the Portfolios.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities and other assets for which market quotes are available are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, or if no sales prices are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  If NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day at the mean of the last quoted bid and asked prices. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value. In unusual circumstances, instead of valuing securities in the usual manner, the Trust may value securities at fair value or estimate their value as determined in good faith by the Board or their designees, pursuant to procedures approved by the Board with reference to other securities or indices. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007

In September of 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 applies to fair value measurements already required or permitted by existing standards.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  As of December 31, 2007 the Portfolios believe the adoption of SFAS 157 will have no material impact on its financial statements. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income on the Equity Portfolio, if any, are declared and paid annually. Dividends from net investment income on the Balanced Portfolio are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually by the portfolios. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each portfolio.

Federal income tax – It is the Portfolios’ policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The fund adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007.  The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits.

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007

As of and during the period ended December 31, 2007, the fund did not have a liability for any unrecognized tax benefits.  The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the fund did not incur any interest or penalties.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios’ that have not yet occurred.  However, based on experience, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended December 31, 2007, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and in-kind transactions amounted to the following:

Portfolio

  Purchases

     Sales

Equity Portfolio

131,816,169

152,050,349

Balanced Portfolio

  42,474,282

  46,535,938

4. INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolios are supervised under the direction of the Board, which is responsible for the overall management of the Portfolios. JNF Advisors, Inc. serves as the Portfolios’ Investment Advisor (the “Advisor”). Chicago Equity Partners, LLC serves as the Portfolios’ Sub-Advisor (the “Sub-Advisor). The Portfolios have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Portfolios are also officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007

Pursuant to an Advisory Agreement with the Portfolios, the Advisor, under the supervision of the Board, supervises the performance of Sub-Advisor, and the administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of .65% of each Portfolios average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2008, to waive a portion of its advisory fee and has agreed to reimburse the Portfolios for other expenses to the extent necessary so that the total expenses incurred by the Portfolios (excluding brokerage fees and commissions, acquiring fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Portfolios business) do not exceed 1.10% per annum of each Portfolio’s average daily net assets.  During the period ended December 31, 2007 the Equity Portfolio and the Balanced Portfolio waived fees of $71,339 and $52,712, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Portfolios’ Operating Expenses are subsequently less than 1.10% of average daily net assets, the Advisor shall be entitled to reimbursement by the Portfolios for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolios’ expenses to exceed 1.10% of average daily net assets. If the Portfolios’ Operating Expenses subsequently exceed 1.10% per annum of the Portfolios’ average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).   No amounts will be paid to the advisor in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Portfolios and its shareholders. As of December 31, 2007 the Advisor has $71,339 and $52,712 of waived expense for the Equity Portfolio and Balanced Portfolio, respectively that may be recovered no later than December 31, 2010.

The Trust has adopted a Distribution Plan and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service fee is calculated by each Portfolio at an annual rate of .25% of its average daily net assets. Pursuant to the Plan, each Portfolio may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisers, and others for activities primarily intended to result in the sale of Portfolio shares and for maintenance and personal service provided to existing shareholders. The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. During the period ended

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007

December 31, 2007 the Equity Portfolio and the Balanced Portfolio were charged 257,801 and 64,197, respectively, pursuant to the plan.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Portfolios as follows:

Administration, Fund Accounting and Transfer Agency.  The Portfolios pays GFS an asset-based fee in decreasing amounts as Portfolios assets reach certain breakpoints. The Portfolios are subject to a minimum annual fee. The Portfolios also pay GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum complex annual fee of $140,000 or

-

15 basis points or 0.15% per annum on the first $250 million in net assets

-

10 basis points or 0.10% per annum on the next $250 million in net assets

-

8 basis points or 0.08% per annum on net assets greater than $500 million

Custody Administration. Pursuant to the terms of the Portfolios’ Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Portfolios pay an asset-based fee in decreasing amounts as Portfolios assets reach certain breakpoints. The Portfolios also pay certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s did not collect any fees from the Portfolios during the period ended December 31, 2007.  The Custody fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

In addition, certain affiliates of GFS provide ancillary services to the Portfolio(s) as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Portfolios an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended December 31, 2007, the Equity and Balanced Portfolios incurred expenses of $12,836 and $3,399 respectively, for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended December 31, 2007, GemCom collected amounts totaling $1,953 for EDGAR and printing services performed.

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the period ended December 31, 2007 were as follows:

As of December 31, 2007, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and post-October losses.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Portfolios incurred and elected to defer such capital losses as follows:

Equity Portfolio	$6,058,515
Balanced Portfolio	598,377

At December 31, 2007, the Portfolios had capital loss carryforwards for federal income tax purposes available to offset future capital gains through the indicated expiration date:

                                                                        December 31, 2015

Equity Portfolio

      $7,271,146

Balanced Portfolio

                                                            667,279

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007

Permanent book and tax differences resulted in reclassification for the year ended December 31, 2007 as follows:

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees

JNF Portfolios

(Northern Lights Variable Trust)

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of JNF Portfolios, comprising the JNF Equity Portfolio and the JNF Balanced Portfolio (the “Portfolios”), each a series of the Northern Lights Variable Trust, as of December 31, 2007, and the related statements of operations and changes in net assets, and the financial highlights for the period May 1, 2007 (commencement of operations) through December 31, 2007. These financial statements and financial highlights are the responsibility of Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the Portfolios’ custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the JNF Equity Portfolio and the JNF Balanced Portfolio as of December 31, 2007 and the results of their operations, changes in their net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

February 14, 2008

JNF Portfolios

EXPENSE EXAMPLES (Unaudited)

December 31, 2007

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2007 through December 31, 2007.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees charged by your insurance contract or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

JNF Equity Portfolio	Beginning Account Value 7/1/07	Ending Account Value 12/31/07	Expenses Paid During Period 7/1/07 – 12/31/07*
Actual	$1,000.00	$905.90	$5.28
Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.60
JNF Balanced Portfolio
Actual	$1,000.00	$985.40	$5.50
Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.60

*Expenses are equal to the Portfolio’s annualized expense ratio of 1.10% for the Equity Portfolio and Balanced Portfolio, multiplied by the average account value during the period, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

JNF Portfolios

TRUSTEES AND OFFICERS (Unaudited)

December 31, 2007

This chart provides information about the Trustees and Officers who oversee the Portfolio.  Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merill Bryan (63) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation Other Directorships: AdvisorOne Funds; XTF Advisors Trust; XTF Investors Trust; Northern Lights Fund Trust.	31

Anthony J. Hertl (57)

Trustee since 2005

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller.  Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds; Satuit Capital Management Trust; XTF Advisors Trust; XTF Investors Trust; Northern Lights Fund Trust.

31
Gary W. Lanzen (53) Trustee since 2005 Chief Investment Officer since 2006, formerly President, Orizon Investment Counsel, LLC; Founding Partner, Orizon Group, Inc. (a financial services company). Other Directorships: AdvisorOne Funds; XTF Advisors Trust; XTF Investors Trust; Northern Lights Fund Trust.	31
Mark Taylor (43) Trustee since 2007 Professor (John P. Begley Endowed Chair in Accounting), Creighton University since 2002. Other Directorships: Lifetime Achievement Fund (Director and Audit Committee Chairman) Other Directorships: Northern Lights Fund Trust.	31
Interested Trustees and Officers
Michael Miola** (55) Trustee since 2005 Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Fund Compliance Services, LLC. Other Directorships: AdvisorOne Funds; XTF Advisors Trust; XTF Investors Trust; Northern Lights Funds Trust , Constellation Trust Co.	31

JNF Portfolios

TRUSTEES AND OFFICERS (Unaudited) (Continued)

December 31, 2007

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (38)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since March 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Manager, Fund Compliance Services, LLC (since March 2006); Manager (since March 2006) and President (since 2004), GemCom LLC.

N/A

Emile R. Molineaux (45)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Vice President, Fund Compliance Services, LLC  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

N/A

Kevin E. Wolf (38)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

N/A

Lynn Bowley (49)

Chief Compliance Officer since June 2007

Compliance Officer of Fund Compliance Services, LLC (2006-Present); Vice President of Investment Support Services for Mutual of Omaha Companies (2004-2006); First Vice President of Product Accounting and Reporting for Mutual of Omaha Companies (1998-2004).

N/A

*The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” refers to the Northern Lights Fund Trust and Northern Lights Variable Trust.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

**Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Fund Compliance Services, LLC (the Trust’s compliance service provider).

The Portfolio’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-618-3456.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-866-667-0564 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios file there complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-667-0564.

INVESTMENT ADVISOR

Jefferson National Financial Corp.

9920 Corporate Campus Dr., Suite 1000
Louisville, KY 40223

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The board of directors of the fund has determined that Mark Taylor is an independent audit committee financial expert.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2007 - $22,575

(b)

Audit-Related Fees

2007 - None

(c)

Tax Fees

2007 – $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2007 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2007

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2007 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/5/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/5/08

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/5/08